Equity Offerings - Schedule of Equity Offerings (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Equity [Abstract]
Gross proceeds received	$ 133,447
Less: Underwriters' discount	4,381
Less: Offering expenses	315	2,201
Net proceeds received	$ 128,751